FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details)	Jun. 30, 2024 USD ($)
FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	$ 3,401,726
Less: Unearned finance income	148,865
Net investment in lease	3,252,861
Not later than one year [member]
FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than one year and not later than two years [member]
FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than two years and not later than three years [member]
FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than three years and not later than four years [member]
FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than four years and not later than five years [member]
FINANCE LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	$ 3,083,430